Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Related party transaction

	Sales to related parties	Purchases from related parties	Amounts owed by related parties	Amounts owed to related parties	Right-of-use assets	Lease liability
Joint venture, Polar Charge AB and its subsidiaries
2025	(907)	7,058	213	122	99,132	107,205
2024	35,846	5,943	1,904	1,848	95,065	100,274

Board members, board fees
2025	-	1,315	-	-	-	-
2024	-	946	-	23	-	-

Board members, consultancy
2025	-	6,663	-	-	-	-
2024	-	249	-	-	-	-

Schedule of Remuneration to senior executives

	For the year ended December 31,
(SEK in thousands)	2025	2024
Short-term employee benefits	41,200	39,981
Share-based compensation	2,427	-
Post-employment benefits	1,049	2,645
Total	44,676	42,626